Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Salaries and wages	₩ 3,845,842	₩ 3,568,456	₩ 3,477,596
Depreciation	2,674,205	2,745,969	2,762,773
Amortization of intangible assets	607,527	618,533	582,493
Commissions	1,080,168	1,085,865	1,099,429
Interconnection charges	579,613	640,612	690,285
International interconnection fee	226,627	214,058	216,633
Purchase of inventories	4,414,094	4,053,693	3,407,263
Changes of inventories	(432,607)	(187,439)	162,323
Sales commission	1,942,841	2,201,778	1,968,035
Service cost	1,540,869	1,428,405	1,322,337
Utilities	323,411	323,313	323,406
Taxes and dues	285,131	279,574	255,480
Rent	460,377	448,772	455,457
Insurance premium	73,654	69,384	178,231
Installation fee	143,669	146,783	156,669
Advertising expenses	157,675	197,114	185,560
Research and development expenses	176,758	168,635	167,881
Card service cost	3,112,618	3,094,894	3,049,559
Others	1,122,718	1,379,438	1,319,688
Total	₩ 22,335,190	₩ 22,477,837	₩ 21,781,098